UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Special Value Trust

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 55.8%
Aerospace – 1.2%
Dae Funding LLC, 5%, 8/01/2024 (n)	$175,000	$ 171,937
KLX, Inc., 5.875%, 12/01/2022 (n)	120,000	124,350
TransDigm, Inc., 6.5%, 7/15/2024	125,000	127,969
TransDigm, Inc., 6.375%, 6/15/2026	65,000	65,325
		$ 489,581
Asset-Backed & Securitized – 0.0%
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	$36,751	$ 26
Broadcasting – 1.8%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	$110,000	$ 117,700
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	50,000	53,378
Match Group, Inc., 6.375%, 6/01/2024	105,000	111,037
Meredith Corp., 6.875%, 2/01/2026 (n)	75,000	75,563
Netflix, Inc., 5.875%, 2/15/2025	85,000	87,142
Netflix, Inc., 4.875%, 4/15/2028 (n)	25,000	23,656
Netflix, Inc., 5.875%, 11/15/2028 (n)	115,000	115,287
WMG Acquisition Corp., 5%, 8/01/2023 (n)	30,000	29,550
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	95,000	92,863
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	15,000	14,850
		$ 721,026
Building – 2.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$125,000	$ 128,437
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	85,000	84,681
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	80,000	74,524
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	35,000	36,225
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (n)	90,000	95,625
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	110,000	111,478
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	44,000	45,650
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	95,000	94,079
Standard Industries, Inc., 6%, 10/15/2025 (n)	65,000	65,813
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	105,000	106,575
		$ 843,087
Business Services – 2.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$100,000	$ 102,000
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	55,000	55,220
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	70,000	70,875
CDK Global, Inc., 4.875%, 6/01/2027	155,000	151,706
Equinix, Inc., 5.375%, 4/01/2023	35,000	35,875
Equinix, Inc., 5.75%, 1/01/2025	55,000	56,719
Equinix, Inc., 5.875%, 1/15/2026	60,000	62,025
First Data Corp., 5%, 1/15/2024 (n)	190,000	192,019
MSCI, Inc., 4.75%, 8/01/2026 (n)	90,000	88,875
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	90,000	91,575
		$ 906,889
Cable TV – 3.5%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$200,000	$ 202,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	185,000	186,850
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	25,000	24,563
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	175,000	173,906
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	70,000	69,387
DISH DBS Corp., 5%, 3/15/2023	60,000	51,900
DISH DBS Corp., 5.875%, 11/15/2024	45,000	37,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	$130,000	$ 119,600
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	85,000	83,725
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	60,000	62,025
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	45,000	44,663
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	200,000	207,980
Videotron Ltd., 5.375%, 6/15/2024 (n)	25,000	25,813
Videotron Ltd., 5.125%, 4/15/2027 (n)	155,000	152,287
		$ 1,442,299
Chemicals – 1.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$150,000	$ 148,500
OCI N.V., 6.625%, 4/15/2023 (n)	200,000	204,310
PolyOne Corp., 5.25%, 3/15/2023	90,000	91,912
		$ 444,722
Computer Software – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$85,000	$ 87,043
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	45,000	47,571
VeriSign, Inc., 5.25%, 4/01/2025	85,000	86,806
VeriSign, Inc., 4.75%, 7/15/2027	27,000	25,718
		$ 247,138
Computer Software - Systems – 0.8%
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	$25,000	$ 24,742
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	95,000	95,408
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	70,000	71,575
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	115,000	115,648
		$ 307,373
Conglomerates – 2.4%
Amsted Industries Co., 5%, 3/15/2022 (n)	$135,000	$ 135,000
Apex Tool Group LLC, 9%, 2/15/2023 (n)	95,000	90,013
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	100,000	101,500
EnerSys, 5%, 4/30/2023 (n)	155,000	156,162
Enpro Industries, Inc., 5.875%, 9/15/2022	130,000	132,275
Entegris, Inc., 4.625%, 2/10/2026 (n)	100,000	94,750
Gates Global LLC, 6%, 7/15/2022 (n)	48,000	48,300
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	105,000	104,212
TriMas Corp., 4.875%, 10/15/2025 (n)	110,000	105,325
		$ 967,537
Construction – 0.7%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$125,000	$ 17,187
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	150,000	146,250
Toll Brothers Finance Corp., 4.875%, 11/15/2025	30,000	29,151
Toll Brothers Finance Corp., 4.35%, 2/15/2028	95,000	85,144
		$ 277,732
Consumer Products – 1.1%
Coty, Inc., 6.5%, 4/15/2026 (n)	$155,000	$ 145,119
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	65,000	66,788
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	110,000	109,862
Spectrum Brands, Inc., 6.125%, 12/15/2024	10,000	10,150
Spectrum Brands, Inc., 5.75%, 7/15/2025	105,000	104,737
		$ 436,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.1%
Interval Acquisition Corp., 5.625%, 4/15/2023	$90,000	$ 90,225
Matthews International Corp., 5.25%, 12/01/2025 (n)	120,000	114,900
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	55,000	54,725
Service Corp. International, 4.625%, 12/15/2027	75,000	71,250
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	105,000	101,325
		$ 432,425
Containers – 2.3%
Berry Global Group, Inc., 5.5%, 5/15/2022	$125,000	$ 126,875
Berry Global Group, Inc., 6%, 10/15/2022	30,000	30,675
Berry Global Group, Inc., 5.125%, 7/15/2023	50,000	49,625
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	40,000	37,600
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	55,000	49,758
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	85,000	82,662
Multi-Color Corp., 6.125%, 12/01/2022 (n)	123,000	125,152
Reynolds Group, 5.75%, 10/15/2020	48,455	48,543
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	69,608
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	116,006
Sealed Air Corp., 5.125%, 12/01/2024 (n)	25,000	25,188
Sealed Air Corp., 5.5%, 9/15/2025 (n)	25,000	25,748
Silgan Holdings, Inc., 4.75%, 3/15/2025	85,000	81,175
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	70,000	71,400
		$ 940,015
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$185,000	$ 177,831
Electronics – 0.6%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$80,000	$ 81,500
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	40,000	41,500
Sensata Technologies B.V., 5%, 10/01/2025 (n)	130,000	130,000
		$ 253,000
Emerging Market Sovereign – 0.7%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$ 210,700
Republic of Venezuela, 7%, 3/31/2038 (d)	203,000	53,937
		$ 264,637
Energy - Independent – 3.6%
Afren PLC, 11.5%, 2/01/2016(a)(d)(z)	$195,167	$ 244
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	135,000	140,400
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	150,000	144,750
Diamondback Energy, Inc., 5.375%, 5/31/2025	150,000	150,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	40,000	39,900
Gulfport Energy Corp., 6%, 10/15/2024	125,000	120,625
Gulfport Energy Corp., 6.375%, 5/15/2025	35,000	33,950
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	95,000	91,913
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	65,000	65,387
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	25,000	24,688
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	145,000	143,912
PDC Energy, Inc., 6.125%, 9/15/2024	130,000	130,487
QEP Resources, Inc., 5.25%, 5/01/2023	120,000	118,200
QEP Resources, Inc., 5.625%, 3/01/2026	85,000	81,813
Sanchez Energy Corp., 6.125%, 1/15/2023	65,000	44,606
SM Energy Co., 6.75%, 9/15/2026	135,000	137,362
		$ 1,468,237

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.9%
Cedar Fair LP, 5.375%, 6/01/2024	$35,000	$ 35,262
Cinemark USA, Inc., 5.125%, 12/15/2022	50,000	50,250
Cinemark USA, Inc., 4.875%, 6/01/2023	35,000	34,486
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	70,000	69,825
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	165,000	161,081
		$ 350,904
Financial Institutions – 0.7%
Navient Corp., 7.25%, 1/25/2022	$70,000	$ 72,975
Navient Corp., 7.25%, 9/25/2023	75,000	78,562
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	150,000	148,125
		$ 299,662
Food & Beverages – 2.1%
Aramark Services, Inc., 4.75%, 6/01/2026	$80,000	$ 77,800
Aramark Services, Inc., 5%, 2/01/2028 (n)	60,000	57,882
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	155,000	149,187
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	30,000	28,350
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	150,000	143,813
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	65,000	63,619
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	40,000	39,350
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	120,000	111,900
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	75,000	78,516
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	110,000	109,450
		$ 859,867
Forest & Paper Products – 0.0%
Appvion, Inc., 9%, 6/01/2020(a)(d)(n)	$41,000	$ 615
Gaming & Lodging – 2.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$ 86,488
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	55,000	56,788
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	95,000	96,747
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,161
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	90,000	90,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	105,000	102,375
MGM Resorts International, 6.625%, 12/15/2021	45,000	47,955
MGM Resorts International, 6%, 3/15/2023	45,000	46,631
MGM Resorts International, 5.75%, 6/15/2025	70,000	70,591
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	105,787
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	50,000	49,875
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	95,000	94,881
		$ 858,279
Industrial – 0.6%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$120,000	$ 124,050
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	120,000	116,400
		$ 240,450
Insurance – 0.3%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$110,000	$ 106,150
Insurance - Health – 0.5%
Centene Corp., 6.125%, 2/15/2024	$60,000	$ 63,150
Centene Corp., 5.375%, 6/01/2026 (n)	125,000	127,969
		$ 191,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.5%
Hub International Ltd., 7%, 5/01/2026 (n)	$80,000	$ 80,300
Wand Merger Corp., 8.125%, 7/15/2023 (n)	105,000	109,211
		$ 189,511
Major Banks – 0.2%
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059	$90,000	$ 89,100
Medical & Health Technology & Services – 3.5%
Avantor, Inc., 9%, 10/01/2025 (z)	$60,000	$ 60,900
DaVita, Inc., 5.125%, 7/15/2024	30,000	29,194
DaVita, Inc., 5%, 5/01/2025	80,000	75,400
HCA, Inc., 7.5%, 2/15/2022	135,000	148,331
HCA, Inc., 5%, 3/15/2024	85,000	86,275
HCA, Inc., 5.375%, 2/01/2025	120,000	121,500
HCA, Inc., 5.875%, 2/15/2026	35,000	36,181
HealthSouth Corp., 5.125%, 3/15/2023	105,000	104,737
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	75,000	71,906
Polaris, 8.5%,(0.001% cash or 8.5% PIK) 12/01/2022 (n)	125,000	129,219
Quorum Health Corp., 11.625%, 4/15/2023	50,000	48,750
Tenet Healthcare Corp., 8.125%, 4/01/2022	140,000	149,100
Tenet Healthcare Corp., 6.75%, 6/15/2023	85,000	86,292
Universal Health Services, Inc., 7.625%, 8/15/2020	155,000	155,219
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	120,000	116,700
		$ 1,419,704
Medical Equipment – 0.4%
Teleflex, Inc., 5.25%, 6/15/2024	$80,000	$ 82,400
Teleflex, Inc., 4.875%, 6/01/2026	30,000	29,625
Teleflex, Inc., 4.625%, 11/15/2027	45,000	42,863
		$ 154,888
Metals & Mining – 4.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$85,000	$ 85,000
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	50,000	50,500
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	200,750
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	45,000	43,313
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	65,000	59,637
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	198,000	211,860
Kaiser Aluminum Corp., 5.875%, 5/15/2024	155,000	158,487
Kinross Gold Corp., 5.95%, 3/15/2024	26,000	26,897
Kinross Gold Corp., 4.5%, 7/15/2027	13,000	12,025
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	85,000	89,144
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	155,000	154,612
Novelis Corp., 5.875%, 9/30/2026 (n)	185,000	177,369
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	191,000
Steel Dynamics, Inc., 5.5%, 10/01/2024	80,000	81,700
TMS International Corp., 7.25%, 8/15/2025 (n)	75,000	76,219
		$ 1,618,513
Midstream – 3.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$65,000	$ 65,832
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	60,000	60,450
Cheniere Energy, Inc., 5.875%, 3/31/2025	75,000	78,937
DCP Midstream LP, 4.95%, 4/01/2022	43,000	43,538
DCP Midstream LP, 3.875%, 3/15/2023	85,000	82,662
DCP Midstream LP, 5.6%, 4/01/2044	45,000	42,975
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	55,000	56,169
Energy Transfer Equity LP, 5.875%, 1/15/2024	115,000	119,600
Energy Transfer Equity LP, 5.5%, 6/01/2027	50,000	51,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
EnLink Midstream Partners LP, 4.4%, 4/01/2024	$75,000	$ 72,004
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)	230,000	230,575
Targa Resources Partners LP/Targa Resources Finance Corp, 5.375%, 2/01/2027	200,000	197,998
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	75,562
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	40,000	39,800
		$ 1,217,352
Network & Telecom – 0.4%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$60,000	$ 62,100
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	110,000	108,900
		$ 171,000
Oil Services – 1.5%
Apergy Corp, 6.375%, 5/01/2026 (n)	$120,000	$ 122,250
Bristow Group, Inc., 6.25%, 10/15/2022	165,000	127,050
Diamond Offshore Drill Co., 7.875%, 8/15/2025	45,000	46,856
Diamond Offshore Drill Co., 5.7%, 10/15/2039	140,000	112,000
Ensco PLC, 7.75%, 2/01/2026	90,000	86,850
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	120,000	116,100
		$ 611,106
Oils – 0.4%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$160,000	$ 157,800
Pharmaceuticals – 0.7%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$85,000	$ 77,350
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	30,000	25,838
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	90,000	85,275
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	80,000	75,000
		$ 263,463
Precious Metals & Minerals – 0.2%
Teck Resources Ltd., 6%, 8/15/2040	$15,000	$ 15,150
Teck Resources Ltd., 6.25%, 7/15/2041	80,000	83,400
		$ 98,550
Printing & Publishing – 0.1%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$51,000	$ 49,566
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$100,000	$ 98,750
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	120,000	116,100
		$ 214,850
Real Estate - Other – 0.4%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$120,000	$ 120,450
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	60,000	59,550
		$ 180,000
Restaurants – 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$70,000	$ 69,825
IRB Holding Corp., 6.75%, 2/15/2026 (n)	75,000	71,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	115,000	112,952
		$ 254,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.5%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$75,000	$ 76,125
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	25,000	24,313
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	105,000	101,456
		$ 201,894
Specialty Chemicals – 0.7%
A Schulman, Inc., 6.875%, 6/01/2023	$95,000	$ 99,394
Univar USA, Inc., 6.75%, 7/15/2023 (n)	180,000	185,400
		$ 284,794
Supermarkets – 0.2%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$90,000	$ 86,175
Telecommunications - Wireless – 2.5%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$ 185,500
SBA Communications Corp., 4%, 10/01/2022	120,000	116,138
SBA Communications Corp., 4.875%, 9/01/2024	50,000	48,375
Sprint Corp., 7.875%, 9/15/2023	140,000	149,450
Sprint Corp., 7.125%, 6/15/2024	125,000	128,359
Sprint Nextel Corp., 6%, 11/15/2022	145,000	146,586
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	78,188
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	60,264
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	73,413
T-Mobile USA, Inc., 5.375%, 4/15/2027	50,000	49,313
		$ 1,035,586
Telephone Services – 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$50,000	$ 49,500
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	97,500
		$ 147,000
Transportation - Services – 0.2%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$60,000	$ 47,400
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	50,000	48,000
		$ 95,400
Utilities - Electric Power – 1.5%
Calpine Corp., 5.5%, 2/01/2024	$120,000	$ 111,000
Calpine Corp., 5.25%, 6/01/2026 (n)	55,000	51,975
Covanta Holding Corp., 6.375%, 10/01/2022	35,000	35,788
Covanta Holding Corp., 5.875%, 3/01/2024	135,000	135,000
Covanta Holding Corp., 5.875%, 7/01/2025	50,000	48,875
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	105,000	101,325
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	115,000	115,862
		$ 599,825
Total Bonds		$22,667,361
Common Stocks – 39.6%
Brokerage & Asset Managers – 3.2%
BlackRock, Inc.	1,020	$ 512,815
NASDAQ, Inc.	8,550	781,470
		$ 1,294,285

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 3.8%
Accenture PLC, “A”	4,082	$ 650,385
Equifax, Inc.	3,222	404,361
Fiserv, Inc. (a)	6,440	486,091
		$ 1,540,837
Cable TV – 1.9%
Comcast Corp., “A”	22,131	$ 791,847
Chemicals – 1.6%
PPG Industries, Inc.	5,765	$ 637,955
Construction – 2.0%
Sherwin-Williams Co.	1,826	$ 804,773
Electrical Equipment – 1.3%
Johnson Controls International PLC	13,663	$ 512,499
Electronics – 1.7%
Texas Instruments, Inc.	6,360	$ 707,995
Food & Beverages – 1.3%
Nestle S.A., ADR	6,647	$ 541,797
Insurance – 3.2%
Aon PLC	4,634	$ 665,211
Travelers Cos., Inc.	4,836	629,357
		$ 1,294,568
Major Banks – 2.2%
JPMorgan Chase & Co.	7,721	$ 887,529
Medical Equipment – 4.3%
Danaher Corp.	5,251	$ 538,648
Medtronic PLC	6,814	614,827
Thermo Fisher Scientific, Inc.	2,590	607,433
		$ 1,760,908
Oil Services – 1.1%
LTRI Holdings LP (a)(u)	60	$ 53,365
Schlumberger Ltd.	6,060	409,171
		$ 462,536
Other Banks & Diversified Financials – 4.3%
Citigroup, Inc.	14,358	$ 1,032,197
U.S. Bancorp	13,360	708,213
		$ 1,740,410
Pharmaceuticals – 1.6%
Johnson & Johnson	4,901	$ 649,481
Printing & Publishing – 1.5%
Moody's Corp.	3,621	$ 619,626
Tobacco – 1.2%
Philip Morris International, Inc.	5,572	$ 480,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.4%
Duke Energy Corp.	7,892	$ 644,145
Southern Co.	14,914	724,820
		$ 1,368,965
Total Common Stocks		$16,096,875
Floating Rate Loans (g)(r) – 0.2%
Consumer Products – 0.0%
Spectrum Brands, Inc., Term Loan B, 3.885%, 6/23/2022	$30,205	$ 30,214
Medical & Health Technology & Services – 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 5.042%, 6/24/2021	$74,641	$ 74,999
Total Floating Rate Loans		$ 105,213
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 1.98% (v)	1,499,094	$ 1,498,944

Other Assets, Less Liabilities – 0.7%		283,554
Net Assets – 100.0%		$40,651,947
(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,498,944 and $38,869,449, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,820,590, representing 31.5% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	1/27/11	$193,132	$244
Avantor, Inc., 9%, 10/01/2025	7/9/18-7/10/18	61,094	60,900
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	27	26
Total Restricted Securities			$61,170
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,501,713	$—	$53,365	$15,555,078
Switzerland	541,797	—	—	541,797
Non-U.S. Sovereign Debt	—	264,637	—	264,637
U.S. Corporate Bonds	—	19,167,520	—	19,167,520
Commercial Mortgage-Backed Securities	—	26	—	26
Foreign Bonds	—	3,235,178	—	3,235,178
Floating Rate Loans	—	105,213	—	105,213
Mutual Funds	1,498,944	—	—	1,498,944
Total	$17,542,454	$22,772,574	$53,365	$40,368,393
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund's policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the

Supplemental Information (unaudited) – continued
beginning and the end of the period.
Equity Securities
Balance as of 10/31/17	$53,365
Change in unrealized appreciation or depreciation	—
Balance as of 7/31/18	$53,365
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2018 is $0. At July 31, 2018, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,545,079	6,844,843	(7,890,828)	1,499,094
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(152)	$(103)	$—	$29,299	$1,498,944

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.